Condensed Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 299,342	$ 145,980	$ 262,671
Prepaid expenses	179,219	76,350	514,553
Total Current Assets	478,561	222,330	777,224
Cash and investments held in Trust Account	45,351,623	290,737,917	287,523,634
TOTAL ASSETS	45,830,184	290,960,247	288,300,858
LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS’ DEFICIT
Promissory note – related party	1,200,000
Forward purchase agreement liability	1,500,000
Current liabilities
Accounts payable and accrued expenses	1,758,793	1,063,841	1,177,911
Income tax payable	5,069	383,410
Convertible promissory notes – related party	2,140,000	1,500,000	750,000
Total Current Liabilities	6,603,862	2,947,251	1,927,911
Deferred underwriting fee payable	10,062,500	10,062,500	10,062,500
Warrant liabilities	5,656,250	110,000	11,991,250
Total Liabilities	22,322,612	13,119,751	23,981,661
Commitments and Contingencies
Stockholders’ Deficit
Preferred stock value
Additional paid-in capital
Accumulated deficit	(21,785,750)	(12,477,730)	(23,181,522)
Total Stockholders’ Deficit	(21,785,031)	(12,477,011)	(23,180,803)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS’ DEFICIT	45,830,184	290,960,247	288,300,858
Class A Common Stock
Current liabilities
Common stock, value	45,292,603	290,317,507	287,500,000
Stockholders’ Deficit
Common stock value
Class B Common Stock
Stockholders’ Deficit
Common stock value	$ 719	$ 719	$ 719